Shareholders' Equity (Information About Share Options) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Exercise price 0-2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 0
Exercise price, maximum | $ / shares	$ 2
Number of outstanding options | shares	122,187
Number exercisable | shares	94,893
Weighted average remaining contractual life in years	6 years 9 months 18 days
Exercise price 3-5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 3
Exercise price, maximum | $ / shares	$ 5
Number of outstanding options | shares	1,018,934
Number exercisable | shares	356,299
Weighted average remaining contractual life in years	5 years 7 months 6 days
Exercise price 6-7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 6
Exercise price, maximum | $ / shares	$ 7
Number of outstanding options | shares	10,000
Number exercisable | shares	10,000
Weighted average remaining contractual life in years	7 months 6 days